Net Income (Loss) Per Share - Additional Information (Details - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [line items]
Basic EPS	$ 0.99	$ 0.38	$ 0.75	$ (0.78)
Diluted EPS	$ 0.99	$ 0.38	$ 0.75	$ (0.78)
Weighted average ordinary shares and special shares - Diluted	445,549,000	367,188,000	445,308,000	293,362,000
Conversion event description			one-for-one basis
Initial Public Offering
Earnings per share [line items]
Basic EPS			$ 0
Diluted EPS			$ 0
Weighted average ordinary shares and special shares - Diluted			0